Consolidated Statements of Income and Comprehensive Income	12 Months Ended
	Mar. 31, 2026 HKD ($) $ / shares shares	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2025 HKD ($) $ / shares shares	Mar. 31, 2024 HKD ($) $ / shares shares
REVENUE
Total revenue	$ 222,024,330	$ 28,319,430	$ 378,169,751	$ 251,979,875
COST OF REVENUE
Total cost of revenue	(206,511,688)	(26,340,777)	(318,110,790)	(187,920,609)
Gross profit	15,512,642	1,978,653	60,058,961	64,059,266
OPERATING EXPENSES
Personnel and benefit expense	(21,423,994)	(2,732,652)	(17,572,985)	(15,509,419)
Depreciation of property and equipment	(2,227,342)	(284,100)	(2,435,879)	(2,391,477)
Amortization of operating lease	(3,347,078)	(426,923)	(2,859,872)	(2,455,945)
Amortization of intangible assets	(2,198,812)	(280,461)
Professional fee	(7,304,449)	(931,690)	(4,334,763)	(3,207,518)
Provision for expected credit losses	(79,620,079)	(10,155,622)	(16,802,195)	(7,022,680)
Others	(8,220,089)	(1,048,481)	(6,283,703)	(5,287,115)
Total operating expenses	(124,341,843)	(15,859,929)	(50,289,397)	(35,874,154)
INCOME (LOSS) FROM OPERATION	(108,829,201)	(13,881,276)	9,769,564	28,185,112
OTHER INCOME (EXPENSES)
Bank interest income	268,049	34,190	849,735	195,319
Interest expense	(8,730,144)	(1,113,539)	(2,692,394)	(1,486,629)
Other income	13,483,967	1,719,894	967,218	41,800
Other expense	(17,472)	(2,229)	(22,084)	(1,600)
Impairment loss on goodwill	(35,124,140)	(4,480,120)		(1,500,000)
Fair value loss on promissory note	(6,731,190)	(858,570)
Total other income (expenses), net	(36,850,930)	(4,700,374)	(897,525)	(2,751,110)
INCOME (LOSS) BEFORE INCOME TAX EXPENSES	(145,680,131)	(18,581,650)	8,872,039	25,434,002
INCOME TAX EXPENSES	(1,818,700)	(231,977)	(6,431,499)	(5,806,012)
NET INCOME (LOSS) AND TOTAL COMPREHENSIVE INCOME (LOSS)	(147,498,831)	(18,813,627)	2,440,540	19,627,990
Less: net (loss) income and total (loss) income attributable to non-controlling interests from continuing operation	5,566,259	709,982	(5,428,991)	(131,456)
NET INCOME (LOSS) AND TOTAL COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO THE COMPANY’S ORDINARY SHAREHOLDERS AND TOTAL COMPREHENSIVE INCOME	$ (153,065,090)	$ (19,523,609)	$ 7,869,531	$ 19,759,446
Weighted average number of ordinary shares:
Basic (in Shares)	61,462,175	61,462,175	61,462,175	60,000,000
Diluted (in Shares)	61,462,175	61,462,175	61,462,175	60,000,000
Earnings per ordinary share – basic and diluted
Ordinary shareholders, basic (in Dollars per share and Dollars per share) | (per share)	$ (2.49)	$ (0.32)	$ 0.13	$ 0.33
Ordinary shareholders, diluted (in Dollars per share and Dollars per share) | (per share)	$ (2.49)	$ (0.32)	$ 0.13	$ 0.33
External
REVENUE
Total revenue	$ 221,279,469	$ 28,224,422	$ 376,679,376	$ 250,237,197
COST OF REVENUE
Total cost of revenue	(169,831,449)	(21,662,175)	(301,547,005)	(187,920,609)
Related Parties
REVENUE
Total revenue	744,861	95,008	1,490,375	1,742,678
COST OF REVENUE
Total cost of revenue	$ (36,680,239)	$ (4,678,602)	$ (16,563,785)